RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party transactions

	December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Interest income from a related party	56	88	384
Loans assumed by a director	671	–	–
Directors’ remuneration	113	150	155
Directors’ fees of the subsidiary	135	125	117
Directors’ fees of the Company	–	9	54
Related party remuneration	111	138	139
Rental expense paid to a related party	39	40	40
Interest paid to a related party	–	75	110
Loan from related parties	–	1,096	453
Sales with a related party	–	1,785	5,256